Document and Entity Information	Dec. 22, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001415311
Document Type	8-K
Document Period End Date	Dec. 22, 2021
Entity Registrant Name	ProShares Trust II
Entity Incorporation State Country Code	DE
Entity File Number	001-34200
Entity Tax Identification Number	87-6284802
Entity Address, Address Line One	c/o ProShare Capital Management LLC
Entity Address, Address Line Two	7272 Wisconsin Avenue
Entity Address, Address Line Three	21st Floor
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	240
Local Phone Number	497-6400
Security 12b Title	ProShares UltraShort Bloomberg Natural Gas
Trading Symbol	KOLD
Security Exchange Name	NYSEArca
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false